Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 244,829	$ 207,663
Less: accumulated depreciation	(88,745)	(67,043)
Construction in progress	96,973	57,397
Property, plant and equipment, net	253,057	198,017
Machineries and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	150,519	123,889
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	41,920	39,988
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	30,035	26,627
Fixtures and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	13,848	9,086
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 8,507	$ 8,073